SHORT-TERM LOAN- Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Amount of borrowings	¥ 100,000		¥ 100,000
Interest rate	1.80%		2.75%
Borrowing term	1 year	1 year
Interest expenses	¥ 10,946	$ 1,587	¥ 13,806	¥ 11,830
Proceeds from short-term bank borrowing	1,118,000	162,095	100,000	¥ 600,000
Repayment of short-term bank borrowing	1,118,000	$ 162,095	¥ 600,000
Bank Time Deposits
Short-term Debt [Line Items]
Time deposits	¥ 100,000